Financing Expenses (Income) (Details) ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 ILS (₪)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Financing Expenses (Income) [Abstract]
Income on bank deposits, investments and others	₪ (2)			₪ (13)	₪ (14)
Change in fair value of financial assets measured at fair value through profit or loss	(7)			(29)	(27)
Income in respect of credit in sales, net of discount	(35)			(42)	(52)
Linkage and exchange rate differences, net				(16)
Interest and linkage differences from loans to an associate					(21)
Other finance income	(25)			(23)	(40)
Total financing income	(69)	[1]	$ (20)	(123)	(154)
Interest expenses on financial liabilities	445			871	634
Linkage and exchange rate differences, net	48			38	61
Change in contingent consideration in a business combination	(14)			55
Change in fair value of financial assets measured at fair value through profit or loss	39			23	4
Financing expenses for employee benefits, net	35			15	16
Reduction of the provision for assessor interest expenses					(76)
Other financing expenses	33			52	50
Total financing expenses	586	[1]	$ 169	1,054	689
Financing expense, net	₪ 517			₪ 931	₪ 535

[1]	For information regarding early adoption of IFRS 15, Revenue from Contracts with Customers, see Note 3a.